Acquisitions and Divestitures (Tables)	12 Months Ended
Sep. 30, 2018
Business Combinations [Abstract]
Schedule of Business Acquisition, Pro Forma Information
The unaudited pro forma results presented below include adjustments for increased fair value of acquired intangible assets and related amortization charges, acquisition costs, and interest.

	Year Ended September 30,
	2018	2017
Total revenues	$1,385,159	$1,294,167
Net loss attributable to Evoqua Water	2,116	1,527

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The preliminary opening balance sheet for the acquisitions is summarized as follows:

	Isotope	ProAct	Pacific Ozone	Pure Water	Total
Current Assets	$627	$11,513	$1,822	$295	$14,257
Property, plant and equipment	0	26,272	151	156	26,579
Goodwill	1,266	84,308	4,337	2,506	92,417
Intangible assets	933	27,464	2,678	1,488	32,563
Other non-current assets	—	—	135	—	135
Total asset acquired	2,826	149,557	9,123	4,445	165,951
Total liabilities assumed	(216)	(15,785)	(1,632)	(278)	(17,911)
Net assets acquired	$2,610	$133,772	$7,491	$4,167	$148,040
The opening balance sheet as of September 30, 2017 for the acquisitions are summarized as follows.

	Olson	ADI	Noble	ETS	Total
Current Assets	$2,417	$11,002	$618	$782	$13,800
Property, plant and equipment	593	719	256	376	2,326
Goodwill	3,566	39,084	4,135	5,619	52,404
Other intangible assets	3,263	12,594	2,916	3,953	23,373
Other non-current assets	—	1,971	—	—	1,971
Total asset acquired	9,839	65,370	7,925	10,730	93,874
Total liabilities assumed	(433)	(9,812)	(291)	—	(10,546)
Net assets acquired	$9,406	$55,558	$7,634	$10,730	$83,328